SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net loss attributable to the owners of the company		$ (31,092)		$ (20,914)	$ (6,184)
Basic loss per share	[2]	$ (248)	[1]	$ (16,557)	$ (17,624)	[1],[3],[4]
Diluted loss per share	[1],[2]	$ (248)		$ (16,557)	$ (17,624)	[3],[4]
Weighted average number of ordinary shares used in calculating basic loss per share		125,329		1,260	351
Weighted average number of ordinary shares used in calculating diluted loss per share		125,329		1,260	351

[1]	The share and per share information in these financial statements reflects the 1-for-75 and 1 for 28.5 reverse share splits that became effective on July 15, 2024 and on January 15, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares. See also note 1.F and 1.G.
[2]	The share and per share information in these financial statements reflects the 1-for-75 and 1 for 28.5 reverse share splits became effective on July 15, 2024 and January 15, 2025, respectively of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Note 1.F and 1.G.
[3]	Restated as a result of the SPAC transaction and after giving effect to the Reverse Stock Splits. See also Note 1.B.
[4]	Restated as a result of the SPAC transaction and after giving effect to the Reverse Stock Splits. See also note 1.B.